Disclosure of detailed information about exploration assets (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Exploration and evaluation assets	$ 1,612,901	$ 1,841,966
Sweden [Member]
Statements Line Items
Exploration and evaluation assets	16,671	16,671
Sweden - Viad royalties [Member]
Statements Line Items
Exploration and evaluation assets	421,084	421,084
Turkey - Alankoy [Member]
Statements Line Items
Exploration and evaluation assets	153,960	153,960
Turkey - Trab [Member]
Statements Line Items
Exploration and evaluation assets	78,587	78,587
USA - Super West, Arizona [Member]
Statements Line Items
Exploration and evaluation assets	736,341	867,096
USA - Yerington, Nevada [Member]
Statements Line Items
Exploration and evaluation assets	$ 206,258	$ 304,568